UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-09153

Investment Company Act File Number

Eaton Vance Michigan Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Michigan Municipal Income Trust

February 28, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 154.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.2%
Michigan Municipal Bond Authority, 5.00%, 10/1/29	$600	$722,550
Michigan Municipal Bond Authority, 5.00%, 10/1/30	500	602,540

		$1,325,090

Education — 11.4%
Grand Valley State University, 5.625%, 12/1/29	$525	$604,401
Grand Valley State University, 5.75%, 12/1/34	525	606,790
Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	200	202,342
Michigan State University, 5.00%, 2/15/40	1,000	1,106,620
Michigan State University, 5.00%, 2/15/44	460	506,340
Oakland University, 5.00%, 3/1/42	500	551,625

		$3,578,118

Electric Utilities — 4.6%
Lansing Board of Water and Light, 5.50%, 7/1/41	$500	$592,230
Michigan Public Power Agency, 5.00%, 1/1/43	800	865,544

		$1,457,774

Escrowed/Prerefunded — 1.8%
Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), Prerefunded to 11/15/13, 5.875%, 11/15/34	$560	$582,826

		$582,826

General Obligations — 39.0%
Allegan Public Schools, 5.00%, 5/1/31	$1,000	$1,128,920
Ann Arbor Public Schools, 4.50%, 5/1/24	350	388,584
Comstock Park Public Schools, 5.00%, 5/1/28	230	263,030
Comstock Park Public Schools, 5.125%, 5/1/31	275	313,758
Comstock Park Public Schools, 5.25%, 5/1/33	220	250,932
HealthSource Saginaw, Inc., Saginaw County, 4.00%, 5/1/29	500	526,885
Howell Public Schools, 4.50%, 5/1/29	620	703,936
Jenison Public Schools, 5.00%, 5/1/28	500	565,225
Jenison Public Schools, 5.00%, 5/1/30	500	563,310
Kent County, 5.00%, 1/1/25	1,500	1,717,950
Kent County, (AMT), 5.00%, 1/1/28	1,000	1,153,370
Livingston County, 4.00%, 6/1/28	310	340,278
Livingston County, 4.00%, 6/1/30	335	364,296
Michigan, 5.00%, 11/1/20	1,000	1,254,470
Michigan, 5.50%, 11/1/25	270	327,407
Northview Public Schools, 5.00%, 5/1/32	725	817,198
Northview Public Schools, 5.00%, 5/1/41	275	307,340
St. Clair County, (Convention Center), 3.75%, 4/1/42	375	368,460
Whitmore Lake Public School District, 4.00%, 5/1/32	900	932,886

		$12,288,235

Security	Principal Amount (000’s omitted)	Value
Hospital — 27.9%
Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	$185	$190,380
Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	125	128,161
Kent Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	275	299,566
Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18	360	360,814
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	559,120
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	675	710,302
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,000	1,060,430
Michigan Hospital Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	250	277,648
Michigan Hospital Finance Authority, (McLaren Health Care), 5.00%, 8/1/35	1,080	1,157,976
Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	750	751,417
Michigan Hospital Finance Authority, (MidMichigan Obligated Group), 6.125%, 6/1/39	500	583,710
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	1,000	1,158,840
Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	425	459,357
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,079,860

		$8,777,581

Housing — 1.4%
Michigan Housing Development Authority, 4.60%, 12/1/26	$410	$443,304

		$443,304

Industrial Development Revenue — 4.8%
Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$719,055
Dickinson County Economic Development Corp., (International Paper Co.), 5.75%, 6/1/16	800	802,896

		$1,521,951

Insured-Education — 4.9%
Ferris State University, (AGC), 5.125%, 10/1/33	$570	$646,374
Ferris State University, (AGC), 5.25%, 10/1/38	500	572,255
Wayne State University, (AGM), 5.00%, 11/15/35	300	331,113

		$1,549,742

Insured-Electric Utilities — 3.8%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	$220	$224,899
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/32	250	255,333
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	250	255,645
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	435	448,737

		$1,184,614

Insured-General Obligations — 16.3%
Battle Creek School District, (AGM), 5.00%, 5/1/37	$1,105	$1,230,550
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	650	685,321
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	290	308,105
Detroit School District, (AGM), 5.25%, 5/1/32	300	359,979
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29	1,000	1,176,670
Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,250	1,375,062

		$5,135,687

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 7.4%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$463,370
Michigan Building Authority, (FGIC), (NPFG), 0.00%, 10/15/30	4,300	1,876,391

		$2,339,761

Insured-Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$895	$146,091

		$146,091

Insured-Transportation — 3.6%
Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,129,150

		$1,129,150

Insured-Water and Sewer — 10.7%
Detroit, Sewage Disposal System, (AGC), (FGIC), 5.00%, 7/1/36	$560	$572,835
Detroit, Water Supply System, (FGIC), (NPFG), 5.00%, 7/1/30	1,650	1,652,624
Grand Rapids, Water Supply System, (AGC), 5.10%, 1/1/39	1,000	1,131,460

		$3,356,919

Special Tax Revenue — 5.0%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$115	$128,452
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	125	140,072
Michigan Trunk Line Fund, 5.00%, 11/15/36	1,000	1,161,890
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	129,391

		$1,559,805

Water and Sewer — 6.7%
Detroit, Water Supply System, 5.25%, 7/1/41	$750	$811,200
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	790	1,011,508
Port Huron, Water Supply System, 5.25%, 10/1/31	250	279,168

		$2,101,876

Total Tax-Exempt Investments — 154.0% (identified cost $44,604,958)		$48,478,524

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.6)%		$(17,500,086)

Other Assets, Less Liabilities — 1.6%		$495,393

Net Assets Applicable to Common Shares — 100.0%		$31,473,831

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2013, 30.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 8.4% to 12.2% of total investments.

A summary of open financial instruments at February 28, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/13	6 U.S. 30-Year Treasury Bond	Short	$(862,551)	$(862,688)	$(137)

At February 28, 2013, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $137.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$44,563,223

Gross unrealized appreciation	$3,980,613
Gross unrealized depreciation	(65,312)

Net unrealized appreciation	$3,915,301

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$48,478,524	$—	$48,478,524
Total Investments	$—	$48,478,524	$—	$48,478,524

Liability Description
Futures Contracts	$(137)	$—	$—	$(137)
Total	$(137)	$—	$—	$(137)

The Trust held no investments or other financial instruments as of November 30, 2012 whose fair value was determined using Level 3 inputs. At February 28, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 24, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 24, 2013